CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011
Operating Activities
Net Income (Loss)	$ (33,696)	$ 2,007
Items not affecting cash
Amortization of property and equipment	3,370	2,895
Amortization of intangible assets	1,986	893
Accretion expense	650	393
Non cash royalty amortization	(490)	(266)
Impairment of intangible assets	8,315
Gain on change in estimate of contingent liabilities	(15,146)
Stock-based compensation	1,964	1,410
Unrealized foreign exchange loss	38	134
Non cash future income tax expense (recovery)	(42)	358
Inventory impairment	2,020	3,285
Net Cash Provided By Operating Activities Before Adjusting Non-Cash Working Capital Items	(31,031)	11,109
Changes in non-cash working capital items	(3,437)	(12,301)
Net Cash Provided by (Used in) Operating Activities	(34,468)	(1,192)
Investing Activities
Acquisition of property and equipment	(1,090)	(3,839)
Acquisition of intangible assets	(1,589)	(867)
Acquisition of Axerra Networks Inc., net of cash acquired		(8,700)
Purchase of short term investments	(22,432)	(135,480)
Maturity of short term investments	33,613	132,378
Net Cash Provided by (Used in) Investing Activities	8,502	(16,508)
Financing Activities
Share repurchase		(10,738)
Initial formation contribution by non-controlling interest in DW-HFCL	555
Issuance of common shares net of issuance costs	505	1,115
Net Cash Provided by (Used in) Financing Activities	1,060	(9,623)
Effect of foreign exchange on cash and cash equivalents	(115)	(134)
Net decrease in cash and cash equivalents	(25,021)	(27,457)
Cash and cash equivalents at beginning of period	77,819	105,276
Cash and cash equivalents at end of period	52,798	77,819
Cash paid during the period for interest		$ 194